Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 4,666,645	$ 4,461,057
Total liabilities	2,966,839	2,612,934
Property, plant and equipment	3,731,655	3,662,559
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	801,691	779,896
Total liabilities	562,013	556,267
Property, plant and equipment	699,884	684,679
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,535,939	2,556,895
Total liabilities	973,756	926,642
Property, plant and equipment	2,290,097	2,253,404
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	718,982	700,799
Total liabilities	76,926	78,988
Property, plant and equipment	709,939	691,538
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	610,033	423,467
Total liabilities	1,354,144	1,051,037
Property, plant and equipment	31,735	32,938
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 27,500	$ 27,300